Expense Example, No Redemption {- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-09 - Fidelity Advisor® Global Real Estate Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Global Real Estate Fund-Class A
Expense Example, No Redemption:
1 Year	$ 709
3 Years	1,453
5 Years	2,305
10 Years	4,492
Fidelity Advisor Global Real Estate Fund-Class M
Expense Example, No Redemption:
1 Year	513
3 Years	1,320
5 Years	2,232
10 Years	4,557
Fidelity Advisor Global Real Estate Fund-Class C
Expense Example, No Redemption:
1 Year	219
3 Years	1,067
5 Years	2,007
10 Years	4,400
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	118
3 Years	859
5 Years	1,717
10 Years	3,941
Class Z
Expense Example, No Redemption:
1 Year	104
3 Years	767
5 Years	1,543
10 Years	$ 3,582